PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 484,316
Depreciation	(108,382)	$ (99,185)	$ (96,535)
Property, plant and equipment at end of year	451,174	484,316
Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	489,472
Property, plant and equipment at end of year	457,518	489,472
PP&ES | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(295,936)	(225,376)
Depreciation	(108,382)	(99,185)
Currency translation adjustments	8,415	5,811
Decrease and reclassifications	39,753	22,814
Property, plant and equipment at end of year	(356,150)	(295,936)	(225,376)
PP&ES | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	489,472
Property, plant and equipment at end of year	457,518	489,472
Real estate | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(12,869)	(10,006)
Depreciation	(3,245)	(3,274)
Currency translation adjustments	340	236
Decrease and reclassifications	3,162	175
Property, plant and equipment at end of year	(12,612)	(12,869)	(10,006)
Real estate | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	63,240
Property, plant and equipment at end of year	61,393	63,240
Switching equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(11,862)	(9,296)
Depreciation	(4,569)	(3,698)
Currency translation adjustments	1,391	1,121
Decrease and reclassifications	61	11
Property, plant and equipment at end of year	(14,979)	(11,862)	(9,296)
Switching equipment | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	6,616
Property, plant and equipment at end of year	7,741	6,616
Fixed network and transportation | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(142,373)	(107,581)
Depreciation	(43,923)	(44,389)
Currency translation adjustments	1,816	746
Decrease and reclassifications	18,226	8,851
Property, plant and equipment at end of year	(166,254)	(142,373)	(107,581)
Fixed network and transportation | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	178,304
Property, plant and equipment at end of year	168,142	178,304
Mobile network access | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(28,928)	(21,224)
Depreciation	(11,458)	(8,735)
Currency translation adjustments	1,242	971
Decrease and reclassifications	394	60
Property, plant and equipment at end of year	(38,750)	(28,928)	(21,224)
Mobile network access | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	36,932
Property, plant and equipment at end of year	30,663	36,932
Tower and pole | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(6,690)	(5,371)
Depreciation	(1,451)	(1,601)
Currency translation adjustments	308	235
Decrease and reclassifications	62	47
Property, plant and equipment at end of year	(7,771)	(6,690)	(5,371)
Tower and pole | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	12,187
Property, plant and equipment at end of year	11,536	12,187
Power equipment and Installations | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(10,429)	(7,358)
Depreciation	(3,115)	(3,327)
Currency translation adjustments	370	256
Decrease and reclassifications	5
Property, plant and equipment at end of year	(13,169)	(10,429)	(7,358)
Power equipment and Installations | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	14,395
Property, plant and equipment at end of year	13,005	14,395
Computer equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(50,827)	(37,926)
Depreciation	(18,305)	(14,800)
Currency translation adjustments	2,117	1,695
Decrease and reclassifications	132	204
Property, plant and equipment at end of year	(66,883)	(50,827)	(37,926)
Computer equipment | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	39,687
Property, plant and equipment at end of year	46,845	39,687
Goods lent to customers at no cost | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(12,022)	(9,023)
Depreciation	(20,116)	(16,875)
Currency translation adjustments	587	427
Decrease and reclassifications	17,552	13,449
Property, plant and equipment at end of year	(13,999)	(12,022)	(9,023)
Goods lent to customers at no cost | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	31,922
Property, plant and equipment at end of year	26,761	31,922
Vehicles | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(7,162)	(6,057)
Depreciation	(944)	(1,147)
Currency translation adjustments	40	28
Decrease and reclassifications	136	14
Property, plant and equipment at end of year	(7,930)	(7,162)	(6,057)
Vehicles | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	2,741
Property, plant and equipment at end of year	1,911	2,741
Machinery, diverse equipment and tools | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(11,088)	(10,222)
Depreciation	(727)	(913)
Currency translation adjustments	130	47
Decrease and reclassifications	23
Property, plant and equipment at end of year	(11,662)	(11,088)	(10,222)
Machinery, diverse equipment and tools | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	3,004
Property, plant and equipment at end of year	2,372	3,004
Other | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	(1,686)	(1,312)
Depreciation	(529)	(426)
Currency translation adjustments	74	49
Decrease and reclassifications		3
Property, plant and equipment at end of year	(2,141)	(1,686)	$ (1,312)
Other | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,402
Property, plant and equipment at end of year	2,294	1,402
Construction in progress | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	58,451
Property, plant and equipment at end of year	39,167	58,451
Materials | Net carring value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	40,591
Property, plant and equipment at end of year	$ 45,688	$ 40,591